ALPS SERIES TRUST

1290 Broadway, Suite 1100

Denver, CO 80203

February 12, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	ALPS Series Trust (the “Trust”) (File Nos. 333-183945 and 811-22747), on behalf of its series, Cognios Market Neutral Large Cap Fund (the “Fund”)

Dear Mr. Grzeskiewicz:

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the definitive prospectus for the Fund dated January 28, 2015, and filed on February 2, 2015.

If you have any questions concerning the foregoing, please contact me at 303.623.2577.

Sincerely,

/s/ JoEllen L. Legg
JoEllen L. Legg, Esq.
Secretary